NET LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted

	Years Ended December 31,
	2021	2020	2019
Numerator:
Net loss	$(690,438)	$(370,866)	$(88,656)
Less: Premium on repurchase of redeemable convertible preferred stock	—	(13,407)	(16,816)

Net loss attributable to common shareholders, basic	$(690,438)	$(384,273)	$(105,472)

Less: revaluation of warrant liability	(3,051)	(13,448)	—

Net loss attributable to common stockholder, diluted	$(693,489)	$(397,721)	$(105,472)

Denominator:
Weighted average shares outstanding, basic	398,655,081	335,325,271	262,528,769

Dilutive effect of common stock issuable from assumed exercise of options	129,311	505,762	—

Weighted average shares outstanding, diluted	398,784,392	335,831,033	262,528,769

Net loss per share to common shareholders:
Basic	$(1.73)	$(1.15)	$(0.40)
Diluted	$(1.74)	$(1.18)	$(0.40)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

	Years Ended December 31,
	2021	2020	2019
Stock options, including performance stock options	28,996,160	32,529,224	40,012,825
Restricted stock units, including Market Based RSUs	25,496,384	18,344,243	—

Total	54,492,544	50,873,467	40,012,825